Summary of Signigicant Accounting Policies - Multi-client Data Library Costs and Accumulated Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Multi-client data library capitalized income	$ 11,900	$ 12,700	$ 6,600
Multi Client Data Creation Cost [Abstract]
Gross costs of multi-client data creation	972,309	939,077
Less accumulated amortization	(776,860)	(727,872)
Less impairments to multi-client data library	(121,905)	(121,905)
Multi-client data library, net	$ 73,544	$ 89,300